Intangibles (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 230	$ 313
2016	241	241
2017	187	187
2018	149	149
2019	122	122
Thereafter	379	379
Total amortizing intangible assets	$ 1,308	$ 1,391	$ 342